Deposits (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other assets [Abstract]
Aggregate amounts of time deposits of $100,000 or more	$ 2,970,438	$ 2,928,425
Aggregate amounts of deposits in the New York Agency	265,349	266,158
Interest expense to deposits in the New York Agency	$ 5,937	$ 2,524	$ 1,429